Research and Development Expenses (Details) - NIS [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Clinical and preclinical trials	$ 13,710	$ 19,504	$ 10,815
Salary and related expenses	3,150	2,546	2,575
Patents	830	759	842
Royalties	39	42	240
Laboratory materials	227	144	190
Rent	182	181	182
Depreciation	12	15	19
Others	172	189	189
Research and development expense	$ 18,322	$ 23,380	$ 15,052